Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Summary of fair value measurement

	2024	2023
Balance at January 1	73,261	56,366
Acquisition of securities	9,373	21,603
Fair value adjustment (1)	(2,203)	(4,708)
Investment in securities prior to reclassification to investment in associate	80,431	73,261
Vermilion's share of net loss (2)	(1,569)	—
Balance at December 31	78,862	73,261
(1)	The investment was classified as a level 1 instrument on the fair value hierarchy and used observable inputs when making fair value adjustments and was recorded until the date of significant influence, on February 29, 2024.
(2)	Investment losses are recognized within other expense on the consolidated statements of net earnings and comprehensive income.

Schedule of net assets and CEI's estimated revenue and net loss and Vermilion's respective share

The following table summarizes the net assets of CEI based on their most recent and publicly available financial statements as at September 30, 2024, and Vermilion's respective share:

Current assets	49,905
Non-current assets	142,374
Current liabilities	(14,235)
Non-current liabilities	(22,163)
Net assets	155,881
Vermilion’s ownership	20.8%
Vermilion’s share of net assets	32,398

Ten Months Ended
December 31, 2024
Total revenue	9,248
Net loss	(7,537)
Vermilion’s ownership	20.8%
Vermilion’s share of net loss	(1,569)